Biological assets	12 Months Ended
Dec. 31, 2021
Agriculture1 [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in 2021 and 2020 were as follows:

	2021
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	43,787	29,062	12,933	4,703	75,208	165,693
Increase due to purchases	—	—	—	1,559	—	1,559
Initial recognition and changes in fair value of biological assets (i)	73,990	43,834	19,895	1,362	88,659	227,740
Decrease due to harvest / disposals	(224,788)	(99,517)	(67,230)	(4,322)	(208,175)	(604,032)
Costs incurred during the year	151,971	62,477	50,323	2,842	116,252	383,865
Exchange differences	9,926	6,873	3,058	1,113	(617)	20,353
End of the year	54,886	42,729	18,979	7,257	71,327	195,178

	2020
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	38,117	21,484	11,521	3,673	55,641	130,436
Increase due to purchases	—	—	—	580	—	580
Initial recognition and changes in fair value of biological assets (i)	40,104	18,677	12,344	1,256	50,348	122,729
Decrease due to harvest / disposals	(136,161)	(51,673)	(42,641)	(2,760)	(103,010)	(336,245)
Costs incurred during the year	103,076	41,243	32,043	2,003	85,006	263,371
Exchange differences	(1,349)	(669)	(334)	(49)	(12,777)	(15,178)
End of the year	43,787	29,062	12,933	4,703	75,208	165,693

(i) Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$13,600 for the year ended December 31, 2021 (2020: US$4,257). In 2021, an amount of US$966 (2020: US$2,414) was attributable to price changes, and an amount of US$12,634 (2020: US$1,843) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production as of December 31, 2021:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,622	8,554	5,978	800	9,681	28,635
Depreciation and amortization	—	—	—	—	4,288	4,288
Depreciation of right of use assets	—	—	—	—	34,312	34,312
Fertilizers, agrochemicals and seeds	55,223	15,549	—	—	45,053	115,825
Fuel, lubricants and others	691	745	1,061	60	3,298	5,855
Maintenance and repairs	1,021	7,489	3,106	345	2,287	14,248
Freights	3,752	950	179	76	—	4,957
Contractors and services	49,213	23,602	—	10	7,072	79,897
Feeding expenses	—	—	20,534	373	—	20,907
Veterinary expenses	—	—	3,485	217	—	3,702
Energy power	36	3,666	1,092	6	—	4,800
Professional fees	430	187	104	6	408	1,135
Other taxes	1,339	118	10	97	53	1,617
Lease expense and similar arrangements	34,122	—	1	2	9,024	43,149
Others	2,522	1,617	762	29	776	5,706
Subtotal	151,971	62,477	36,312	2,021	116,252	369,033
Own agricultural produce consumed	—	—	14,011	821	—	14,832
Total	151,971	62,477	50,323	2,842	116,252	383,865

Cost of production as of December 31, 2020:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	2,662	5,822	4,215	672	9,161	22,532
Depreciation and amortization	—	—	—	—	3,892	3,892
Depreciation of right of use assets	—	—	—	—	27,862	27,862
Fertilizers, agrochemicals and seeds	43,446	9,655	10	—	32,376	85,487
Fuel, lubricants and others	672	534	754	51	2,097	4,108
Maintenance and repairs	1,018	4,451	1,820	229	1,943	9,461
Freights	1,832	453	118	49	—	2,452
Contractors and services	30,170	15,681	—	19	5,600	51,470
Feeding expenses	—	—	13,092	285	—	13,377
Veterinary expenses	—	—	2,395	189	—	2,584
Energy power	51	2,138	863	6	—	3,058
Professional fees	564	1,838	162	4	344	2,912
Other taxes	1,185	100	8	83	51	1,427
Lease expense and similar arrangements	19,693	109	3	2	1,005	20,812
Others	1,783	462	460	9	675	3,389
Subtotal	103,076	41,243	23,900	1,598	85,006	254,823
Own agricultural produce consumed	—	—	8,143	405	—	8,548
Total	103,076	41,243	32,043	2,003	85,006	263,371

Biological assets in December 31, 2021 and 2020 were as follows:

	2021	2020
Non-current
Cattle for dairy production (i)	18,428	12,600
Breeding cattle (ii)	707	2,003
Other cattle (ii)	220	122
	19,355	14,725
Current
Breeding cattle (iii)	6,330	2,578
Other cattle (iii)	551	333
Sown land – crops (ii)	54,886	43,787
Sown land – rice (ii)	42,729	29,062
Sown land – sugarcane (ii) (iv)	71,327	75,208
	175,823	150,968
Total biological assets	195,178	165,693

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
(iv)It includes 6,969 and 3,702 of crops planted in sugarcane farms.
The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$532,480 for the year ended December 31, 2021 (2020: US$290,844).

The following table presents the Group’s biological assets that are measured at fair value at December 31, 2021 and 2020 (see Note 17 to see the description of each fair value level):

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	18,428	—	18,428	—	12,600	—	12,600
Breeding cattle	7,037	—	—	7,037	4,581	—	—	4,581
Other cattle	—	771	—	771	—	455	—	455
Sown land – sugarcane	—	—	71,327	71,327	—	—	75,208	75,208
Sown land – crops	—	—	54,886	54,886	—	—	43,787	43,787
Sown land – rice	—	—	42,729	42,729	—	—	29,062	29,062

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group’s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2021	2020
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	'-Sugarcane yield: 50-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-800 US$/ha -Harvest costs: 6.0-12.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha	'-Sugarcane yield: 60-100tn/ha - Sugarcane TRS: 120-140kg of sugar/ton of cane - Maintenance costs: 400-600 US$/ha - Harvest costs: 6.0-12.0 US$/ton of cane - Leasing costs: 12.0-14.4 tn/ha	The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.85 – 5.6 tn/ha for Wheat, 3.0 – 10 tn/ha for Corn, 1.1 - 4.0 tn/ha for Soybean, 1.7 - 2.5 for Sunflower and 2.5 - 3.6 tn/ha for Peanut - Commercial Costs: 17-54 US$/tn for Wheat, 14-62 US$/ton for Corn, 19-65 US$/ton for Soybean, 18-49 US$/ton for Sunflower and 36-69 US$/ha for Peanut - Production Costs: 166-899 US$/ha for Wheat, 334-1449 US$/ha for Corn, 214-1096 US$/ha for Soybean, 308-1005 US$/ha for Sunflower and 802-2060 US$/ha for Peanut

'- Crops yield: 0.95 – 5.5 tn/ha for Wheat, 2.5 – 11  tn/ha for Corn, 0.8 - 3.8 tn/ha for Soybean, 0.6-3.0 for Sunflower and 2.5 - 3.5 tn/ha for Peanut
- Commercial Costs: 6-43 US$/ha for Wheat, 2-51 US$/ha for Corn, 7-59 US$/ha for Soybean, 1-71 US$/ha for Sunflower and 22.0 - 31.0 US$/ha for Peanut
- Production Costs: 115-612 US$/ha for Wheat, 198-990 US$/ha for Corn, 159-750 US$/ha for Soybean, 233-641 US$/ha for Sunflower and 695.0 - 1,400.0 US$/ha for Peanut
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 3.2 -10.1 tn/ha -Commercial Costs: 8-25 US$/ha -Production Costs: 810-1300 US$/ha	'-Rice yield: 6.5 -7.5 tn/ha -Commercial Costs: 8-16 US$/ha -Production Costs: 750-950 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2021, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$14.8 million for sugarcane, US$5.4 million for crops and US$4.9 million for rice.

As of December 31, 2020, the impact of a reasonable 10% increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$14.7 million for sugarcane, US$3.7 million for crops and US$3.7 million for rice.